Wahed Dow Jones Islamic World ETF
Schedule of Investments
August 31, 2025 (Unaudited)

COMMON STOCKS - 98.3%	Shares	Value
Apparel & Textile Products - 2.5%
adidas AG	3,068	$597,375
Cie Financière Richemont SA	9,980	1,745,454
Hermes International SCA	627	1,534,585
		3,877,414

Automotive - 1.9%
BYD Co. Ltd. - Class H	87,979	1,291,046
Denso Corp.	38,078	553,826
Ferrari NV	2,251	1,071,566
		2,916,438

Biotech & Pharmaceutical - 15.1%
AstraZeneca PLC	28,438	4,529,825
Chugai Pharmaceutical Co. Ltd.	11,839	524,843
CSL Ltd.	8,835	1,231,041
Daiichi Sankyo Co. Ltd.	35,303	848,522
GSK PLC	76,920	1,509,468
Novartis AG	34,544	4,373,282
Novo Nordisk AS – Class B	57,194	3,217,877
Otsuka Holdings Co. Ltd.	9,745	515,441
Roche Holding AG	12,813	4,173,986
Roche Holding AG – Bearer Shares	518	177,756
Sanofi SA	19,775	1,955,650
		23,057,691

Chemicals - 2.6%
Air Liquide SA	10,719	2,210,949
Givaudan SA	143	603,104
Shin-Etsu Chemical Co. Ltd.	36,352	1,128,255
		3,942,308

Commercial Support Services - 3.8%
Compass Group PLC	31,789	1,078,860
Recruit Holdings Co. Ltd.	28,317	1,654,565
RELX PLC	33,458	1,557,700
Waste Connections, Inc.	5,127	947,764
Wolters Kluwer NV	4,367	550,003
		5,788,892

Construction Materials - 0.4%
Sika AG	2,941	682,755

Diversified Industrials - 1.5%
Hitachi Ltd.	82,037	2,262,338

E-Commerce Discretionary - 2.1%
Coupang, Inc. (a)	23,820	680,776
JD.com, Inc. - ADR	26,979	838,238
PDD Holdings, Inc. - ADR (a)	13,366	1,606,860
		3,125,874

Electrical Equipment - 5.7%
ABB Ltd.	29,385	1,974,078
Assa Abloy AB - Class B	18,520	653,655
Daikin Industries Ltd.	5,313	673,058
Legrand SA	4,895	745,417
Mitsubishi Electric Corp.	39,805	962,965
Schneider Electric SE	10,134	2,491,569
Siemens Energy AG (a)	10,576	1,123,036
		8,623,778

Food - 3.1%
Nestle SA	50,831	4,795,881

Health Care Facilities & Services - 0.6%
Lonza Group AG	1,308	928,147

Household Products - 4.3%
Haleon PLC	164,536	806,708
L'Oreal SA	4,225	1,967,750
Reckitt Benckiser Group PLC	12,374	924,493
Unilever PLC	45,748	2,875,282
		6,574,233

Internet Media & Services - 1.4%
Meituan - Class B (a)(b)	98,877	1,302,574
Trip.com Group Ltd. - ADR	10,466	771,867
		2,074,441

IT Services - 1.5%
Capgemini SE	2,880	409,411
Fujitsu Ltd.	31,361	763,814
Infosys Ltd. - ADR	67,342	1,132,692
		2,305,917

Leisure Facilities & Services - 0.5%
Amadeus IT Group SA	8,422	705,826

Machinery - 2.2%
Atlas Copco AB - Class A	47,150	752,125
Atlas Copco AB - Class B	29,008	412,012
FANUC Corp.	17,412	495,470
Keyence Corp.	3,645	1,409,590
SMC Corp.	1,126	349,706
		3,418,903

Medical Equipment & Devices - 2.7%
Alcon AG	9,134	727,702
EssilorLuxottica SA	5,225	1,591,339
FUJIFILM Holdings Corp.	22,601	540,454
Hoya Corp.	6,042	792,157
Terumo Corp.	26,512	480,945
		4,132,597

Metals & Mining - 5.1%
Agnico Eagle Mines Ltd.	9,308	1,342,421
Barrick Mining Corp.	32,174	858,395
BHP Group Ltd.	95,398	2,696,704
Rio Tinto Ltd.	6,990	528,272
Rio Tinto PLC	19,895	1,247,721
Wheaton Precious Metals Corp.	11,261	1,131,226
		7,804,739

Oil & Gas Supply Chain - 2.5%
Canadian Natural Resources Ltd.	38,229	1,210,954
Cenovus Energy, Inc.	33,649	559,775
LUKOIL PJSC - ADR (a)(c)	224	0
Suncor Energy, Inc.	34,259	1,416,573
Woodside Energy Group Ltd.	34,651	598,956
		3,786,258

Renewable Energy - 0.2%
Vestas Wind Systems AS	18,979	377,958

Retail - Discretionary - 2.3%
Fast Retailing Co. Ltd.	3,697	1,171,357
Industria de Diseno Textil SA	20,804	1,027,610
Wesfarmers Ltd.	20,532	1,233,764
		3,432,731

Semiconductors - 24.3%
Advantest Corp.	14,053	1,117,444
ASM International NV	852	409,575
ASML Holding NV	7,256	5,406,711
Disco Corp.	1,757	494,820
Infineon Technologies AG	156,348	6,397,835
SK Hynix, Inc.	9,090	1,758,828
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	86,931	20,069,760
Tokyo Electron Ltd.	9,654	1,358,760
		37,013,733

Software - 4.4%
Constellation Software, Inc.	357	1,183,198
Dassault Systemes SE	12,220	380,471
SAP SE	19,089	5,177,004
		6,740,673

Specialty Finance - 0.6%
Experian PLC	16,847	872,201

Technology Hardware - 5.0%
Canon, Inc.	17,323	513,230
Murata Manufacturing Co. Ltd.	33,478	554,528
NIDEC CORP	19,415	424,598
Samsung Electronics Co. Ltd.	82,432	4,132,717
Xiaomi Corp. - Class B (a)(b)	286,266	1,940,668
		7,565,741

Transportation & Logistics - 2.0%
Canadian National Railway Co.	10,031	971,355
Canadian Pacific Kansas City Ltd.	16,753	1,276,471
DSV AS	3,602	798,091
		3,045,917
TOTAL COMMON STOCKS (Cost $133,878,208)		149,853,384

REAL ESTATE INVESTMENT TRUSTS - 0.6%
Goodman Group	36,959	830,917
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $858,535)		830,917

WARRANTS - 0.0%(d)	Contracts
Software - 0.0%(d)
Constellation Software, Inc., Expires 03/31/2040, Exercise Price $0.00 (a)(c)(f)(g)	122	0	(e)
TOTAL WARRANTS (Cost $0)		0	(e)

TOTAL INVESTMENTS - 98.9% (Cost $134,736,743)		150,684,301
Other Assets in Excess of Liabilities - 1.1%		1,717,244
TOTAL NET ASSETS - 100.0%		$152,401,545
two		–%
Percentages are stated as a percent of net assets.		–%

ADR - American Depositary Receipt
PJSC - Public Joint Stock Company
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of August 31, 2025, the value of these securities total $3,243,242 or 2.1% of the Fund’s net assets.

(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of August 31, 2025.

(d)	Represents less than 0.05% of net assets.
(e)	Rounds to zero.
(f)	Expiration is the earlier of March 2040 or the first date on which all the outstanding Series 1 Debentures have matured or have otherwise been repurchased, redeemed or cancelled.
(g)	Each warrant will, upon exercise, entitle the holder to receive $100 CAD principal of Series 2 Debentures for each $100 principal amount of Series 1 Debentures tendered for repurchase by the company.

Summary of Fair Value Disclosure as of August 31, 2025 (Unaudited)

Wahed Dow Jones Islamic World ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2025:

	Level 1	Level 2	Level 3		Total
Investments:
Common Stocks	$149,853,384	$–	$0	(a)	$149,853,384
Real Estate Investment Trusts	830,917	–	–		830,917
Warrants	–	–	0	(a)	0	(a)
Total Investments	$150,684,301	$–	$0	(a)	$150,684,301

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)	Rounds to zero. The security classified as Level 3 is deemed immaterial.

Level 3 Reconciliation Disclosure	Common Stocks
Balance as of May 31, 2025	$—
Realized gain (loss)	—
Change in unrealized net depreciation	—
Purchases	—
(Sales)	—
Transfer in/(out) of Level 3	—
Balance as of August 31, 2025	—
Change in Net unrealized appreciation/depreciation during the year for Level 3 investments held at August 31, 2025	$—

The Level 3 investments as of August 31, 2025 represented 0.00% of net assets. Certain Russian-issued securities continue to be untradeable due to the ongoing conflict in Russia and Ukraine, which has caused significant disruption and volatility in the global stock market.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report.

Allocation of Portfolio Holdings by Country as of August 31, 2025
(% of Net Assets)

Switzerland	$20,182,145	13.2%
Taiwan	20,069,760	13.2
Japan	19,590,687	12.9
United Kingdom	14,530,057	9.5
Germany	13,295,250	8.7
France	13,287,141	8.7
Canada	10,898,132	7.2
Australia	7,119,654	4.7
Netherlands	6,366,289	4.2
South Korea	5,891,545	3.9
China	5,372,525	3.5
Denmark	4,393,926	2.8
Ireland	2,479,061	1.7
Sweden	1,817,792	1.2
Spain	1,733,436	1.2
India	1,132,692	0.7
Italy	1,071,566	0.7
Singapore	771,867	0.5
United States	680,766	0.4
Russia	0	0.0
Other Assets in Excess of Liabilities	1,717,244	1.1
	$152,401,545	100.0%